FINANCIAL INSTRUMENTS - INTEREST RATE SWAP TRANSACTIONS (Details) - Interest Rate Swap $ in Thousands	Jun. 30, 2019 USD ($)
Derivative [Line Items]
Notional amount	$ 1,743,080
Minimum
Derivative [Line Items]
Fixed Interest Rates	1.07%
Maximum
Derivative [Line Items]
Fixed Interest Rates	2.90%